UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   November 6, 2008
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38
Form 13F Information Table Value Total:        94472
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      861    12606 SH       Sole                                      12606
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     3399    89450 SH       Sole                                      89450
AFLAC INC COM                  COM              001055102     2357    40125 SH       Sole                                      40125
APPLE COMPUTER INC COM         COM              037833100     1915    16845 SH       Sole                                      16845
CISCO SYS INC COM              COM              17275R102     3238   143536 SH       Sole                                     143536
COCA COLA CO COM               COM              191216100     3088    58400 SH       Sole                                      58400
COSTCO WHSL CORP NEW COM       COM              22160K105     1255    19326 SH       Sole                                      19326
DANAHER CORP DEL COM           COM              235851102     1683    24250 SH       Sole                                      24250
DISNEY WALT CO COM             COM              254687106     3468   113017 SH       Sole                                     113017
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     1819   104373 SH       Sole                                     104373
ECOLAB INC                     COM              278865100     3649    75200 SH       Sole                                      75200
EXXON MOBIL CORP COM           COM              30231G102     4234    54513 SH       Sole                                      54513
FISERV INC COM                 COM              337738108     1986    41975 SH       Sole                                      41975
GENERAL DYNAMICS CORP COM      COM              369550108     2680    36410 SH       Sole                                      36410
GENERAL ELEC CO COM            COM              369604103     2632   103208 SH       Sole                                     103208
ILLINOIS TOOL WKS INC COM      COM              452308109     3099    69708 SH       Sole                                      69708
INTERNATIONAL BUS MACH COM     COM              459200101     2301    19670 SH       Sole                                      19670
J P MORGAN CHASE & CO COM      COM              46625H100     1058    22650 SH       Sole                                      22650
JOHNSON & JOHNSON COM          COM              478160104     5325    76855 SH       Sole                                      76855
KINDER MORGAN ENERGY UT LTD PA COM              494550106      521    10007 SH       Sole                                      10007
KOHLS CORP COM                 COM              500255104      892    19350 SH       Sole                                      19350
MEDTRONIC INC COM              COM              585055106     4225    84335 SH       Sole                                      84335
MICROSOFT CORP COM             COM              594918104     3684   138026 SH       Sole                                     138026
PEPSICO INC COM                COM              713448108     4338    60863 SH       Sole                                      60863
PROCTER & GAMBLE CO COM        COM              742718109      212     3049 SH       Sole                                       3049
SCHLUMBERGER LTD COM           COM              806857108     2386    30550 SH       Sole                                      30550
STAPLES INC COM                COM              855030102     3453   153475 SH       Sole                                     153475
STRYKER CORP COM               COM              863667101     3891    62450 SH       Sole                                      62450
T ROWE PRICE GROUP INC         COM              74144T108     4024    74921 SH       Sole                                      74921
UNITED TECHNOLOGIES CP COM     COM              913017109     2262    37663 SH       Sole                                      37663
UNITEDHEALTH GROUP INC         COM              91324P102     1838    72386 SH       Sole                                      72386
VALERO ENERGY CORP NEW COM     COM              91913Y100      630    20800 SH       Sole                                      20800
WAL MART STORES INC COM        COM              931142103      728    12150 SH       Sole                                      12150
WALGREEN CO COM                COM              931422109     2447    79050 SH       Sole                                      79050
WELLS FARGO & CO COM           COM              949746101     4440   118309 SH       Sole                                     118309
NOVO-NORDISK A S ADR                            670100205     2120    41400 SH       Sole                                      41400
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2097    35539 SH       Sole                                      35539
JPMORGAN CHASE CAP XVI PFD TR                   481228203      238    11800 SH       Sole                                      11800